Summary of Signification Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Signification Accounting Policies [Abstract]
Schedule of Estimated Economic Lives of the Intangible Assets

Intangible assets with finite useful lives are amortized over the estimated economic lives of the intangible assets as follows:

Types of intangible assets	The estimated useful lives of the intangible assets
Applications development	3 years
Software	2 years

Schedule of Estimated Useful Lives of the Assets	The estimated useful lives are as follows:
Useful life
Motor vehicles	5 – 10 years
Office equipment	2 – 8 years
Furniture and fittings	5 years
Computer	3 years
Warehouse equipment	2 years
Machinery equipment	3 years
Leasehold improvements	5 years

Schedule of Disaggregation Information of Revenues

In accordance with ASC 280-10-50-40, the Company’s disaggregation information of revenues by each product and service or each group of similar product and service type which were recognized based on the nature of performance obligation disclosed above was as follows:

	For the six months ended June 30,
Product/Service Type	2025	Percentage of Total revenue	2024	Percentage of Total revenue
Food and beverage	$1,372,113	15.04%	$14,341,959	50.93%
Fresh produce	800,142	8.77%	7,739,563	27.49%
Lifestyle and other personal care items	30,465	0.33%	24,881	0.09%
Packaged-tour	6,918,296	75.85%	6,040,684	21.46%
Insurance referral	-	-%	7,716	0.03%
Total	$9,121,016	100.00%	$28,154,803	100.00%

Schedule of Revenues Classified by the Geographic Areas

Revenues classified by the geographic areas in which the customers were located was as follows:

	For the six months ended June 30,
Country	2025	Percentage of Total revenue	2024	Percentage of Total revenue
Singapore	$6,991,519	77%	$10,528,664	37%
Indonesia	2,129,497	23%	17,626,139	63%
Total	$9,121,016	100%	$28,154,803	100%